Note 4 - Long-term Investments (Details Textual) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Jun. 13, 2022 CAD ($) $ / shares shares	Nov. 05, 2021 CAD ($)	Mar. 11, 2021 CAD ($) $ / shares shares	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 CAD ($) shares	Nov. 30, 2021 CAD ($) shares	Nov. 30, 2020 CAD ($) shares	Nov. 30, 2022 $ / shares shares	Oct. 27, 2022 shares	Jul. 27, 2022 shares	Oct. 28, 2021 shares	Mar. 11, 2021 $ / shares shares
Statement Line Items [Line Items]
Other comprehensive income, net of tax, unrealized gains (losses) from long-term investments					$ (60,940)	$ 9,257
Other comprehensive income, deferred tax recovery (expense) on long-term investments					8,227	(1,250)
Reclassification adjustments on exchange differences on translation, net of tax					(0)	(857)
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares) | shares							20,000,000
Increase (decrease) through equity investments designated at fair value through other comprehensive income						8,689	$ 120,833
Margin loan facility [member]
Statement Line Items [Line Items]
Borrowings, securities pledged as collateral, shares (in shares) | shares									20,700,000	20,700,000	20,000,000
GRC [member]
Statement Line Items [Line Items]
Share price (in CAD per share) | (per share)			$ 5.92									$ 4.72
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Other comprehensive income, net of tax, unrealized gains (losses) from long-term investments					$ (59,733)	9,257
Gain (loss) on fair value remeasurement of investment		$ 5,452	$ 118,201
Non-controlling investment, number of shares (in shares) | shares			20,000,000					21,180,000				20,000,000
Share price (in CAD per share) | $ / shares								$ 2.66
Gain (loss) on ownership dilution						$ 5,169
Investment in associate, amount derecognized		114,524
Gain (loss) on loss of significant influence over investment		6,309
Reclassification adjustments on exchange differences on translation, net of tax		(857)
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares) | shares					1,178,659	21,178,659	20,000,000
Increase (decrease) through equity investments designated at fair value through other comprehensive income					$ 5,200	$ 5,200	$ 120,833
Gold Royalty Corp [member] | Margin loan facility [member]
Statement Line Items [Line Items]
Borrowings, securities pledged as collateral, shares (in shares) | shares								20,700,000
Gold Royalty Corp [member] | Entity [member]
Statement Line Items [Line Items]
Investment in equity securities, fair value		$ 120,833
NevGold Corp [member]
Statement Line Items [Line Items]
Other comprehensive income, net of tax, unrealized gains (losses) from long-term investments					$ (1,207)
Share price (in CAD per share) | $ / shares	$ 0.675
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares) | shares	1,481,481				1,481,481	5,925,925
Increase (decrease) through equity investments designated at fair value through other comprehensive income	$ 1,000				$ 1,000	$ 3,489
Number of common shares receipt (in shares) | shares					4,444,444
Common shares receipt, fair value				$ 2,489	$ 2,489
NevGold Corp [member] | Almaden project [member]
Statement Line Items [Line Items]
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares) | shares					5,925,925
Equity investment designated at fair value through other comprehensive income, percentage					10.50%